Fixed assets - Gains (losses) on disposal of fixed assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fixed assets
Transfer price	€ 347	€ 163	€ 444
Net book value of assets sold	(187)	(111)	(223)
Proceeds from the disposal of fixed assets	€ 159	€ 52	€ 221